Financial assets - Summary of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current financial assets	€ 6,830	€ 4,323
Non-current financial assets	3,269	710
Total	10,099	5,033
Financial securities | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Current financial assets	59	96
Non-current financial assets	356	62
Total	415	158
Financial securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current financial assets	1,013	573
Non-current financial assets	911	367
Total	1,924	940
Financial securities | Financial assets at amortised cost
Disclosure of financial assets [line items]
Current financial assets	3,667	3,171
Non-current financial assets	1,764	52
Total	5,431	3,223
Financial receivables
Disclosure of financial assets [line items]
Current financial assets	2,023	469
Non-current financial assets	158	158
Total	2,181	627
Collateral deposits
Disclosure of financial assets [line items]
Current financial assets	51	1
Non-current financial assets	57	50
Total	108	51
Financial Derivative Assets
Disclosure of financial assets [line items]
Current financial assets	17	13
Non-current financial assets	23	21
Total	€ 40	€ 34